Employee Benefits (Details) - Schedule of Net Benefits Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Benefits Expenses [Abstract]
Increase in provisions	$ 881	$ 5,554
Interest cost of benefits obligations	476	263
Effect of change in actuarial factors	75	130
Net benefit expenses	$ 1,432	$ 5,947